Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks, including reserve requirements of of $11,472 at 12/31/13 and $9,625 at 12/31/12	$ 49,902	$ 32,617
Interest bearing deposits	26,871	16,226
Cash and cash equivalents	76,773	48,843
Investment securities available for sale	297,890	297,823
Other investments	4,990	5,599
Total securities	302,880	303,422
Mortgage loans held for sale	497	6,922
Loans	620,960	619,974
Less allowance for loan losses	(13,501)	(14,423)
Net loans	607,459	605,551
Premises and equipment, net	16,358	15,874
Cash surrender value of life insurance	13,706	13,273
Other real estate	1,679	6,254
Accrued interest receivable and other assets	15,332	13,377
Total assets	1,034,684	1,013,516
Deposits:
Non-interest bearing demand	195,265	161,582
NOW, MMDA & savings	386,893	371,719
Time, $100,000 or more	115,268	134,733
Other time	101,935	113,491
Total deposits	799,361	781,525
Securities sold under agreements to repurchase	45,396	34,578
FHLB borrowings	65,000	70,000
Junior subordinated debentures	20,619	20,619
Accrued interest payable and other liabilities	20,589	9,047
Total liabilities	950,965	915,769
Commitments
Shareholders' equity:
Series A preferred stock, $1,000 stated value; authorized 5,000,000 shares; issued and outstanding 12,524 shares in 2012	0	12,524
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,613,495 shares in 2013 and 2012	48,133	48,133
Retained earnings	36,758	31,478
Accumulated other comprehensive (loss) income	(1,172)	5,612
Total shareholders' equity	83,719	97,747
Total liabilities and shareholders' equity	$ 1,034,684	$ 1,013,516